Financial instruments and risk management - Summary of Contractually Agreed Cash Flows in Respect of Derivative Financial Instruments (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Derivatives – Analysed by earliest payment date
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	£ 1,124	£ 1,208	£ 1,210
Derivatives – Analysed by earliest payment date | Net settled
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	787	839	1,026
Derivatives – Analysed by earliest payment date | Gross settled outflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	4,350	7,197	3,550
Derivatives – Analysed by earliest payment date | Gross settled inflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(4,013)	(6,828)	(3,366)
Derivatives – Analysed by earliest payment date | Due within one year
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	143	224	180
Derivatives – Analysed by earliest payment date | Due within one year | Net settled
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	80	167	140
Derivatives – Analysed by earliest payment date | Due within one year | Gross settled outflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	671	1,007	587
Derivatives – Analysed by earliest payment date | Due within one year | Gross settled inflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(608)	(950)	(547)
Derivatives – Analysed by earliest payment date | Between one and two years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	161	180	152
Derivatives – Analysed by earliest payment date | Between one and two years | Net settled
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	109	128	135
Derivatives – Analysed by earliest payment date | Between one and two years | Gross settled outflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	88	541	183
Derivatives – Analysed by earliest payment date | Between one and two years | Gross settled inflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(36)	(489)	(166)
Derivatives – Analysed by earliest payment date | Between two and three years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	280	166	152
Derivatives – Analysed by earliest payment date | Between two and three years | Net settled
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	240	131	156
Derivatives – Analysed by earliest payment date | Between two and three years | Gross settled outflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	171	131	442
Derivatives – Analysed by earliest payment date | Between two and three years | Gross settled inflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(131)	(96)	(446)
Derivatives – Analysed by earliest payment date | Between three and four years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	275	205	166
Derivatives – Analysed by earliest payment date | Between three and four years | Net settled
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	227	163	143
Derivatives – Analysed by earliest payment date | Between three and four years | Gross settled outflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	524	633	52
Derivatives – Analysed by earliest payment date | Between three and four years | Gross settled inflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(476)	(591)	(29)
Derivatives – Analysed by earliest payment date | Between four and five years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	72	260	184
Derivatives – Analysed by earliest payment date | Between four and five years | Net settled
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	21	207	161
Derivatives – Analysed by earliest payment date | Between four and five years | Gross settled outflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	1,054	1,095	52
Derivatives – Analysed by earliest payment date | Between four and five years | Gross settled inflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(1,003)	(1,042)	(29)
Derivatives – Analysed by earliest payment date | After five years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	193	173	376
Derivatives – Analysed by earliest payment date | After five years | Net settled
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	110	43	291
Derivatives – Analysed by earliest payment date | After five years | Gross settled outflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	1,842	3,790	2,234
Derivatives – Analysed by earliest payment date | After five years | Gross settled inflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(1,759)	(3,660)	(2,149)
Derivatives – Analysis based on holding instrument to maturity
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	1,124	1,208	1,210
Derivatives – Analysis based on holding instrument to maturity | Net settled
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	787	839	1,026
Derivatives – Analysis based on holding instrument to maturity | Gross settled outflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	4,350	7,197	3,550
Derivatives – Analysis based on holding instrument to maturity | Gross settled inflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(4,013)	(6,828)	(3,366)
Derivatives – Analysis based on holding instrument to maturity | Due within one year
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	143	139	131
Derivatives – Analysis based on holding instrument to maturity | Due within one year | Net settled
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	80	82	91
Derivatives – Analysis based on holding instrument to maturity | Due within one year | Gross settled outflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	671	1,007	587
Derivatives – Analysis based on holding instrument to maturity | Due within one year | Gross settled inflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(608)	(950)	(547)
Derivatives – Analysis based on holding instrument to maturity | Between one and two years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	126	129	108
Derivatives – Analysis based on holding instrument to maturity | Between one and two years | Net settled
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	74	77	91
Derivatives – Analysis based on holding instrument to maturity | Between one and two years | Gross settled outflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	88	541	183
Derivatives – Analysis based on holding instrument to maturity | Between one and two years | Gross settled inflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(36)	(489)	(166)
Derivatives – Analysis based on holding instrument to maturity | Between two and three years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	114	106	107
Derivatives – Analysis based on holding instrument to maturity | Between two and three years | Net settled
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	74	71	85
Derivatives – Analysis based on holding instrument to maturity | Between two and three years | Gross settled outflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	171	131	69
Derivatives – Analysis based on holding instrument to maturity | Between two and three years | Gross settled inflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(131)	(96)	(47)
Derivatives – Analysis based on holding instrument to maturity | Between three and four years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	122	113	101
Derivatives – Analysis based on holding instrument to maturity | Between three and four years | Net settled
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	74	71	80
Derivatives – Analysis based on holding instrument to maturity | Between three and four years | Gross settled outflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	524	633	68
Derivatives – Analysis based on holding instrument to maturity | Between three and four years | Gross settled inflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(476)	(591)	(47)
Derivatives – Analysis based on holding instrument to maturity | Between four and five years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	126	124	101
Derivatives – Analysis based on holding instrument to maturity | Between four and five years | Net settled
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	75	71	80
Derivatives – Analysis based on holding instrument to maturity | Between four and five years | Gross settled outflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	1,054	1,095	68
Derivatives – Analysis based on holding instrument to maturity | Between four and five years | Gross settled inflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	(1,003)	(1,042)	(47)
Derivatives – Analysis based on holding instrument to maturity | After five years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	493	597	662
Derivatives – Analysis based on holding instrument to maturity | After five years | Net settled
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	410	467	599
Derivatives – Analysis based on holding instrument to maturity | After five years | Gross settled outflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	1,842	3,790	2,575
Derivatives – Analysis based on holding instrument to maturity | After five years | Gross settled inflows
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities net settled	£ (1,759)	£ (3,660)	£ (2,512)